Loss Per Share - Narrative (Detail)		1 Months Ended	6 Months Ended	12 Months Ended
	Aug. 18, 2014 $ / shares shares	Aug. 31, 2014 Class	Mar. 31, 2015 Class $ / shares shares	Sep. 30, 2014 Class shares	Mar. 31, 2011 shares	Mar. 31, 2010 shares
Earnings Per Share [Line Items]
Number of new classes of warrants | Class			3	3
Common stock entitled to purchase (in shares)			10,773,816	10,773,816
Number of warrants redeemable or puttable (in shares)			0	0
Second Lien Warrants [Member]
Earnings Per Share [Line Items]
Common stock entitled to purchase (in shares)	2,313,019		1,695,310
Percent of common stock entitled to purchase	12.50%
Common stock shares reserved (in shares)			3,039,700	3,039,700
Strike price (in dollars per share) | $ / shares	$ 0.0001
Second Lien Warrants [Member] | Scenario, Previously Reported [Member]
Earnings Per Share [Line Items]
Strike price (in dollars per share) | $ / shares	$ 0.01
Third Lien Warrants [Member]
Earnings Per Share [Line Items]
Common stock entitled to purchase (in shares)	5,088,643		3,729,680
Percent of common stock entitled to purchase	27.50%
Common stock shares reserved (in shares)			6,687,340	6,687,340
Strike price (in dollars per share) | $ / shares	$ 0.0001
Third Lien Warrants [Member] | Scenario, Previously Reported [Member]
Earnings Per Share [Line Items]
Strike price (in dollars per share) | $ / shares	$ 0.01
Second and Third Lien Warrants [Member]
Earnings Per Share [Line Items]
Expiration date			Aug. 17, 2024	Aug. 17, 2024
Common stock shares reserved (in shares)			9,727,040	9,727,040
Strike price (in dollars per share) | $ / shares			$ 0.0001
Secured Note Warrants [Member]
Earnings Per Share [Line Items]
Common stock entitled to purchase (in shares)					602,741	602,614
Expiration date			Mar. 15, 2017	Mar. 15, 2017
Common stock shares reserved (in shares)			1,046,776	1,046,776
Warrant [Member]
Earnings Per Share [Line Items]
Number of new classes of warrants | Class		1